Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings (loss) per share
Earnings (loss) per share

14. Earnings (loss) per share

(a) Basic

Basic earnings (loss) per share is computed by dividing profit (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(4,793,564)	1,258,329	992,647
Weighted average number of ordinary shares outstanding*	1,224,576,751	1,222,224,578	1,190,875,193
Basic earnings (loss) per share (RMB)	(3.91)	1.03	0.83
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic earnings (loss) per share.

(b) Diluted

The Company has three categories of dilutive potential ordinary shares: share options, restricted shares and RSUs. Diluted earnings (loss) per share is calculated by adjusting the weighted average number of ordinary shares outstanding (denominator) to assume conversion of all potential dilutive ordinary shares arising from share options, restricted shares and RSUs granted by the Company, which is determined under the treasury stock method. The Company adjusts for preferred shares and other financial instruments issued by subsidiaries in the calculation of profit (loss) attributable to equity holders of the Company used in the diluted earnings (loss) per share calculation, where applicable.

As the Group incurred losses for the year ended December 31, 2023, these potential ordinary shares were not included in the calculation of diluted loss per share as their inclusion would be anti-dilutive. The dilution effect arising from preferred shares and other financial instruments issued by subsidiaries was not included in the calculation of profit (loss) attributable to equity holders of the Company used in calculating diluted earnings (loss) per share as the inclusion would be anti-dilutive for the year ended December 31, 2023.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(4,793,564)	1,258,329	992,647
Dilution effect arising from preferred shares and other financial instruments issued by subsidiaries	—	(2,404)	(8,141)
Profit (loss) attributable to equity holders of the Company used as the numerator in calculating diluted earnings (loss) per share	(4,793,564)	1,255,925	984,506
Weighted average number of ordinary shares outstanding	1,224,576,751	1,222,224,578	1,190,875,193
Adjustments for the dilutive impact of share options, restricted shares and RSUs	—	22,883,296	28,682,542
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings (loss) per share	1,224,576,751	1,245,107,874	1,219,557,735
Diluted earnings (loss) per share (RMB)	(3.91)	1.01	0.81